UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05128

THE SWISS HELVETIA FUND, INC.

1270 Avenue of the Americas, Suite 400

New York, New York 10020

1-888-SWISS-00

Alexandre de Takacsy, President

Hottinger et Cie

3 Place des Bergues

C.P. 395

CH-1201 Geneva

Switzerland

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 - March 31, 2009

Item 1. Schedule of Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited)	March 31, 2009

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — 75.24%

Biotechnology — 10.88%

124,655	Actelion, Ltd.[1]
	Registered Shares Biotechnology company that develops and markets synthetic small-molecule drugs against diseases related to the endothelium. (Cost $1,815,945)	$5,695,288	1.61%

488,370	Addex Pharmaceuticals, Ltd.[1,2]
	Registered Shares Bio-pharmaceutical company that discovers, develops, and markets therapeutic compounds for the treatment of addiction and other neuropsychiatric conditions. (Cost $21,438,554)	13,099,938	3.70%

10,000	Bachem Holding AG
	Registered Shares Manufactures ingredients for pharmaceuticals, generic drugs, and research supplies. (Cost $833,329)	545,271	0.15%

271,860	Basilea Pharmaceutica AG1,2
	Registered Shares Conducts research into the development of drugs for the treatment of infectious diseases and dermatological problems. (Cost $30,169,241)	16,975,560	4.80%

10,000	Santhera Pharmaceuticals[1]
	Registered Shares Drug discovery and development company. (Cost $948,284)	413,350	0.12%

No. of Shares	Security	Fair Value	Percent of Net Assets

Biotechnology — (continued)

133,200	Synosia Therapeutics Holding AG1,3,4,5
	Develops and intends to commercialize innovative products for unmet medical needs in psychiatry and neurology. (Cost $1,740,545)	$1,758,936	0.50%

		38,488,343	10.88%

Chemicals — 2.06%

46,577	Acino Holding AG
	Registered Shares Offers development, registration and manufacturing of generic and innovative pharmaceuticals using drug delivery technologies. (Cost $8,905,896)	6,267,342	1.77%

10,191	Lonza Group AG
	Registered Shares Produces organic fine chemicals, biocides, active ingredients and biotechnology products. (Cost $1,048,115)	1,008,300	0.29%

		7,275,642	2.06%

Construction & Materials — 3.04%

1,141	Belimo Holding AG
	Registered Shares World market leader in damper and volume control actuators for ventilation and air-conditioning equipment. (Cost $222,726)	772,675	0.22%

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2009

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Construction & Materials — (continued)

280,000	Holcim, Ltd.[2]
	Registered Shares Produces building materials. (Cost $10,553,781)	$9,992,876	2.82%

		10,765,551	3.04%

Food & Beverages — 20.97%

135	Lindt & Sprungli AG
	Registered Shares Major manufacturer of premium Swiss chocolates. (Cost $471,624)	2,196,473	0.62%

2,127,000	Nestle SA2
	Registered Shares Largest food and beverage processing company in the world. (Cost $31,732,669)	71,981,848	20.35%

		74,178,321	20.97%

Industrial Goods & Services — 2.61%

63,649	Adecco SA
	Registered Shares Supplies personnel and temporary help, and offers permanent placement services for professionals and specialists in a range of occupations. (Cost $1,990,859)	1,991,673	0.56%

6,440	Inficon Holding AG
	Registered Shares Manufactures and markets vacuum instruments used to monitor and control production processes. Manufactures on-site chemical detection and monitoring system. (Cost $581,617)	478,589	0.13%

No. of Shares	Security	Fair Value	Percent of Net Assets

Industrial Goods & Services — (continued)

116,000	Kuehne + Nagel International AG2 Registered Shares	$6,779,122	1.92%
	Transports freight worldwide. (Cost $6,845,099)

		9,249,384	2.61%

Pharmaceuticals — 24.95%

891,300	Novartis AG2 Registered Shares	33,769,143	9.55%
	One of the leading manufacturers of branded and generic pharmaceutical products. Manufactures nutrition products. (Cost $14,613,905)

396,600	Roche Holding AG2 Non-voting equity securities	54,482,142	15.40%
	Worldwide pharmaceutical company. (Cost $12,550,849)

		88,251,285	24.95%

Retailers — 1.43%

17,550	Galenica AG Registered Shares	5,074,150	1.43%
	Manufactures and distributes prescription and over-the-counter drugs, toiletries and hygiene products. (Cost $2,147,767)

		5,074,150	1.43%

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2009

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Technology — 1.90%

620,000	Temenos Group AG1,2 Registered Shares	$6,706,829	1.90%
	Registered Shares Provides integrated software for the banking sector. (Cost $6,274,525)

		6,706,829	1.90%

Utility Suppliers — 7.40%

35,023	Alpiq Holding, Ltd.[2]	11,296,500	3.20%
	Generates, transmits and distributes electricity throughout Europe. (Cost $16,949,030)

30,000	BKW FMB Energie AG Registered Shares	2,163,493	0.61%
	Produces electricity using nuclear, hydroelectric, solar, biomass and wind energy. (Cost $1,434,500)

16,095	Centralschweizerische Kraftwerke AG Registered Shares	5,378,919	1.52%
	Supplies electric power, operates and maintains distribution network facilities, constructs and installs equipment, and offers consulting services to its clients. (Cost $4,251,746)

1,500	Electrizitaets-Gesellschaft Laufenburg AG Bearer Shares	1,213,667	0.34%
	Operates nuclear and hydroelectric generating plants and sells excess power throughout Europe. (Cost $1,970,882)

No. of Shares	Security	Fair Value	Percent of Net Assets

Utility Suppliers — (continued)

5,000	Raetia Energie AG Participation Certificate	$1,187,283	0.34%
	Generates and distributes electric power from its own hydroelectric stations, as well as from outside nuclear power suppliers of electric power. (Cost $2,035,541)

3,110	Romande Energie Holding SA Registered Shares	4,923,267	1.39%
	Distributes electricity in the Canton of Vaud, provides repair and other electrical services to its customers. (Cost $7,533,642)

		26,163,129	7.40%

	Total Common Stocks (Cost $189,060,671)*	266,152,634	75.24%

Private Equity Funds — 1.06%

	Aravis Venture II - Limited Partnership (802,760 Euro)[1,3,4,5]	1,065,827	0.30%

	Zurmont Madison Private Equity, Limited Partnership (3,994,436 CHF)[1,3,4,5]	2,679,678	0.76%

	Total Private Equity Funds (Cost $4,893,108)	3,745,505	1.06%

Treasury Bill — 4.97%

20,000,000	Swiss T-Bill, (0.12), 6/11/09[2]	17,589,376	4.97%

	Total Treasury Bills (Cost $17,333,969)	17,589,376	4.97%

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2009

No. of Shares/ Units	Security	Fair Value	Percent of Net Assets
Call Warrant — 0.30%

8,000,000	SMIM Call Expires 09/18/09 at 950.00 CHF	$1,055,363	0.30%

	Total Call Warrants (Cost $1,779,755)	1,055,363	0.30%
Put Warrants — 2.86%

1,500,000	ABB Expires 06/19/09 at 12.50 CHF	654,721	0.19%

525,000	ABB Expires 06/19/09 at 12.50 CHF	229,152	0.07%

2,800,000	Adecco Expires 07/17/09 at 32.00 CHF	591,003	0.17%

5,900,000	Cie Fin R Expires 06/19/09 at 16.00 CHF	719,177	0.20%

9,500,000	Novartis Expires 09/18/09 at 39.00 CHF	1,074,447	0.30%

10,000,000	SMI Expires 06/19/09 at 4,800.00 CHF	1,617,343	0.46%

13,000,000	SMI Expires 06/19/09 at 4,100.00 CHF	738,578	0.21%

6,900,000	SMI Expires 09/18/09 at 4,600.00 CHF	1,345,957	0.38%

12,850,000	SMI Expires 12/15/09 at 4,200.00 CHF	2,203,729	0.62%

5,400,000	Societe Generale de Surveillance Expires 06/19/09 at 1,000.00 CHF	292,546	0.08%

12,950,000	Swiss Life Expires 06/19/09 at 48.00 CHF	641,207	0.18%

	Total Put Warrants (Cost $21,189,187)	10,107,860	2.86%

	Total Investments (Cost $234,256,690)*	298,650,738	84.43%

	Other Assets less Other Liabilities, net	55,086,221	15.57%

	Net Assets	$353,736,959	100.0%

[1]	Non-income producing security.
[2]	One of the ten largest portfolio holdings.
[3]	Security priced at Fair Value as determined by the Board’s Pricing Committee. At the end of the period, the value of these securities amounted to $5,504,441 or 1.56% of the Fund’s net assets.
[4]

Restricted security not registered under the Securities Act of 1933, as amended, other than Rule 144A securities. At the end of the period, the value of these securities amounted to $5,504,441 or 1.56% of the Fund’s net assets. Additional information on the restricted securities is as follows:

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2009

Securlty	Acquisition Date	Acquisition Cost
Aravis Venture II, LP	July 31, 2007	$205,328
Aravis Venture II, LP	February 21, 2008	399,343
Aravis Venture II, LP	August 4, 2008	81,013
Aravis Venture II, LP	February 16, 2009	427,125
Zurmont Madrson Private Equity, LP	September 13, 2007	121,692
Zurmont Madison Prlvate Equity, LP	December 17, 2007	109,210
Zurmont Madson Private Equity, LP	February 28, 2008	3,225,332
Zurmont Madison Private Equity, LP	April 14, 2008	169,431
Zurmont Madson Private Equity, LP	June 26, 2008	154,642
Synosia Therapeutics Holdings AG	October 17, 2008	882,067

		$5,775,183

[5]	Investment made through a private equity transaction.
*	Cost for Federal income tax purposes is $235,157,744 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$112,083,539
Gross Unrealized Depreciation	(48,590,545)

Net Unrealized Appreciation	$63,492,994

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (concluded)	March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—	quoted prices in active markets for identical assets
Level 2—	other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities
Level 1—Quoted Prices	$281,983,074
Level 2—Other Significant Observable Inputs	11,163,223
Level 3—Significant Unobservable	5,504,441

Total Investments	$298,650,738

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments In Securities
Balance as of 12/31/2008	$4,458,216
Change in Unrealized Appreciation / (Depreciation)	(239,379)
Net Purchase / (Sales)	1,285,604

Balance as of 3/31/2009	$5,504,441

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Swiss Helvetia Fund, Inc.

By (Signature and Title)*	/s/ Rudolf Millisits
Rudolf Millisits, Chief Executive Officer

Date 5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Rudolf Millisits
Rudolf Millisits, Chief Executive Officer

Date 5/28/09

By (Signature and Title)*	/s/ Rudolf Millisits
Rudolf Millisits, Chief Financial Officer

Date 5/28/09